TAXATION - Movement on the deferred income tax (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TAXATION
Beginning of the period deferred tax	$ (25,205,940)	$ (25,296,931)
Charge for the period	3,708,671	6,328,837
Conversion difference	(375,573)	(699,854)
Total net deferred tax	$ (21,872,842)	$ (19,667,948)